Intangible Assets	6 Months Ended
Jun. 30, 2022
Intangible Assets
Intangible Assets
11.	Intangible Assets

Cost:	Software	Licenses	Total
Balance, December 31, 2020	$—	$422,826	$422,826
Movement in exchange rates	—	(33,370)	(33,370)
Balance, December 31, 2021	$—	$389,456	$389,456
Acquisitions	17,548	24,648,225	24,665,773
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.		(379,506)	(379,506)
Movement in exchange rates	(390)	5,368	4,978
Balance, June 30, 2022	$17,158	$24,663,543	$24,680,701

Accumulated amortization:	Software	Licenses	Total
Balance, December 31, 2020	$—	$101,420	$101,420
Amortization	—	38,766	38,766
Movement in exchange rates	—	(9,832)	(9,832)
Balance, December 31, 2021	$—	$130,354	$130,354
Amortization	2,370	1,251,935	1,254,305
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.		(151,802)	(151,802)
Movement in exchange rates	(336)	1,924	1,588
Balance, June 30, 2022	$2,034	$1,232,411	$1,234,445

Net book value	Software	Licenses	Total
Balance, December 31, 2021	$—	$259,102	$259,102
Balance, June 30, 2022	$15,124	$23,431,132	$23,446,256

The Company’s licenses consist of a cannabis distribution license with a carrying value of $15,318 at June 30, 2022 (December 31, 2021 - $17,016) a cannabis API manufacturing and GMP license with a carrying value of $23,415,814 (December 31, 2021 - $0). As at June 30, 2022, the Company derecognized a cannabis operator’s license with a net book value of $227,704 (December 31, 2021 – $242,086) in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. The Company considered indicators of impairment at June 30, 2022 and December 31, 2021. The Company did not record any impairment loss during the six months ended June 30, 2022 (2021 – nil).

At June 30, 2022, the remaining useful life of the Company’s finite life intangible assets is approximately 9.5 years. The Company’s cannabis distribution license has been classified as an indefinite-life intangible asset as the Company expects to maintain this asset and the end point of the useful life of such asset cannot be determined. The Company evaluates the assumption of the indefinite life of the cannabis distribution license at least annually.